BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
BANK CREDIT AND LOANS

NOTE 9:-	BANK CREDIT AND LOANS

A.	Loans and convertible note from shareholders

	December 31,
	2016	2015

Convertible note from shareholders	$3,175	$3,090
Less: Beneficial Conversion Feature	(103)	(1,456)

	$3,072	$1,634

In May 2016, as part of the investment transaction (see Note 1d), the Investor has agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to existing shareholders due on August 31, 2016. The convertible loan bears interest of LIBOR+6%, which paid on a quarterly basis.

On June 16, 2016, the Company obtained the loan from the Investor and repaid an outstanding loan balance in the amount of $2,988 and accrued interest of $247 to its former controlling shareholder.

On August 21, 2016, a shareholder of the Company converted the then outstanding loan balance in the amount of $102 and accrued interest of $11 into 115,700 Ordinary shares.

During the term of the loan, the Investor will have the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.03, at a price per share equal to the lower of: (i) $2.40, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less  than $0.47.

The Company accounted for the repayment of the then outstanding loan as extinguishment of convertible debt instrument with beneficial conversion feature in accordance with ASC 470-20-40-3. As a result, the Company recorded the amount of the requisition price to be allocated to the repurchase of the beneficial conversion feature in the amount of $359 against additional-paid-in capital and recognized a loss from extinguishment of $37. In addition, the Company recorded a beneficial conversion feature related to the convertible loan as debt discount in the amount of $123. The discount is amortized over the term of the convertible loan using the interest method.

Amortization of shareholders' convertible loans discount and beneficial conversion feature expenses amounted to $1,116, $2,684 and $43 for the years ended December 31, 2016, 2015 and 2014, respectively.

B.	Bank Credit

	December 31,
	2016	2015

Bank Credit	$575	$2,416

The Company may secure borrowing with one of its banks against specific accounts receivables of up to $2,250, out of which, $575 was utilized as of December 31, 2016. The annual average interest rate on the lines of credit is LIBOR + 3.5% at December 31, 2016. In addition, the Company has a line of credit for customers guarantees of $633, which was fully utilized as of December 31, 2016. The guarantees are secured by a first priority floating charge on all of the Company's assets and, unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).

The agreements with the banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on the Company's assets without the bank's consent, or (iii) declaring dividend to its shareholders.